INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Raw materials	$ 13,376	$ 10,700
Finished products	15,817	17,575
Inventory, Net	$ 29,193	$ 28,275